Other (Income)/Deductions - Net - Footnotes - Indefinite-Lived Intangibles (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				$ 869	$ 323	$ 396
Operating Segments [Member] | Essential Health Segment [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				840	294	166
Operating Segments [Member] | Innovative Health Segment [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				29		12
In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments					71	190
In Process Research and Development [Member] | Hospira [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				265
In Process Research and Development [Member] | InnoPharma [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				128
Other In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				110
Other In Process Research and Development [Member] | Hospira [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				81
Other In Process Research and Development [Member] | King [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				29
Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments					132
Trade Names [Member] | Xanax/Xanax XR [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments						47
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Indefinite-lived Intangible Assets [Line Items]
Equity method investment, other than temporary impairment	$ 241	$ 130	$ 81	$ 452	$ 463
Equity method investment, ownership percentage	49.00%			49.00%	49.00%
Laboratorio Teuto Brasilero [Member]
Indefinite-lived Intangible Assets [Line Items]
Equity method investment, other than temporary impairment				$ 50		56
Equity method investment, ownership percentage	40.00%			40.00%
Developed Technology Rights [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments						159
Developed Technology Rights [Member] | Hospira [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				$ 366
Pfizer's Worldwide Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments					$ 13	190
Consumer Healthcare [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments					$ 17	$ 28